General	12 Months Ended
Dec. 31, 2015
General [Abstract]
GENERAL

NOTE 1:-      GENERAL

a.	B.O.S. Better Online Solutions Ltd. ("BOS" or the "Company") is an Israeli corporation.

The Company's shares are listed on NASDAQ under the ticker BOSC.

b.	The Company has two operating segments: the RFID and Mobile Solutions segment, and the Supply Chain Solutions segment (see Note 15).

The Company's wholly-owned subsidiaries include:

(1)	BOS-Dimex Ltd. (previously "Dimex Solutions Ltd."; "BOS-Dimex"), an Israeli company that provides comprehensive turn-key solutions for Automatic Identification and Data Collection. BOS-Dimex comprises the RFID and Mobile Solutions segment.

(2)	BOS-Odem Ltd. ("BOS-Odem"), an Israeli company, is a distributor of electronic components and supply chain services. BOS-Odem is a part of the Supply Chain Solutions segments; and

(3)	Ruby-Tech Inc., a New York corporation, a wholly-owned subsidiary of BOS-Odem and a part of the Supply Chain Solutions segments.

c.	In January 2016, the Company and its Israeli subsidiaries entered into a refinancing agreement with an Israeli Bank, which converted all of the short term bank debt into long term loans, which amounted to $3,858 as of December 31, 2015. The agreement includes covenants to maintain certain financial ratios related to shareholders' equity, EBITDA and operating results. In addition, the Company and its Israeli subsidiaries agreed to repay the bank $1,200 plus interest, in 36 equal installments commencing 2016 and the remaining loan in the amount of $2,658 shall be paid on December 31, 2018. The Company expects to meet the debt covenants. The Company anticipates to negotiate with the bank refinancing the remaining balance of the loans, which will amount to $2,658 by December 31, 2018. See Note 10 for further information.